LEASES - Sale and lease back (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Lessee, Lease, Description [Line Items]
Reclassification of lease rental receivables into prepayment and other current assets	¥ 167,549
Reclassification of lease rental receivables into other non-current assets	84,516
Prepayments and other current assets
Lessee, Lease, Description [Line Items]
Investments in sales-leaseback transactions	695,543	$ 106,597	¥ 357,191
Other noncurrent Assets
Lessee, Lease, Description [Line Items]
Investments in sales-leaseback transactions	¥ 490,761	$ 75,212	¥ 303,033